Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2022 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2022, the Fund owned 0.7% of Tax-Managed Growth Portfolio’s outstanding interests, 48.2% of Tax-Managed International Equity Portfolio’s outstanding interests, 43.0% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 33.9% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.5% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2022 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 93.5%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $74,784,466)		$241,741,326
Tax-Managed International Equity Portfolio (identified cost, $28,422,622)		34,850,884
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $35,177,787)		101,174,546
Tax-Managed Small-Cap Portfolio (identified cost, $54,540,703)		68,625,010
Tax-Managed Value Portfolio (identified cost, $96,290,709)		181,384,500

Total Investments in Affiliated Portfolios (identified cost $289,216,287)		$627,776,266

Debt Obligations — 4.3%(1)

Security	Principal Amount (000’s omitted)	Value
Banks — 2.5%
Banco Davivienda S.A., 6.65% to 4/22/31(2)(3)(4)	$200	$198,001
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	658,575
Bank of America Corp., Series RR, 4.375% to 1/27/27(2)(3)	830	821,783
Barclays PLC, 6.125% to 12/15/25(2)(3)	1,000	1,064,700
BNP Paribas S.A., 4.625% to 2/25/31(2)(3)(4)	603	580,375
Citigroup, Inc., Series M, 6.30% to 5/15/24(2)(3)	940	970,127
Comerica, Inc., 5.625% to 7/1/25(2)(3)	398	429,323
Credit Suisse Group AG, 4.50% to 9/3/30(2)(3)(4)	1,017	941,996
Deutsche Bank AG, 7.125% to 4/30/26(2)(3)(5)	400	563,209
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	510,840
HSBC Holdings PLC, 4.60% to 12/17/30(2)(3)	721	696,219
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(2)(3)	395	444,956
ING Groep NV, 6.50% to 4/16/25(2)(3)	770	825,078
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(2)(3)	881	849,170
Series X, 6.10% to 10/1/24(2)(3)	696	739,065
KeyCorp, Series D, 5.00% to 9/15/26(2)(3)	975	1,028,625
Lloyds Banking Group PLC, 7.50% to 6/27/24(2)(3)	600	651,894
Natwest Group PLC:
4.60% to 6/28/31(2)(3)	200	188,500
6.00% to 12/29/25(2)(3)	229	241,732
8.00% to 8/10/25(2)(3)	778	877,448
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(2)(3)	485	506,825

Security	Principal Amount (000’s omitted)	Value
Societe Generale S.A.:
4.75% to 5/26/26(2)(3)(4)	$636	$629,901
5.375% to 11/18/30(2)(3)(4)	506	510,554
Standard Chartered PLC, 4.75% to 1/14/31(2)(3)(4)	577	556,444
SVB Financial Group., Series C, 4.00% to 5/15/26(2)(3)	600	583,932
Truist Financial Corp., Series Q, 5.10% to 3/1/30(2)(3)	249	271,410
Unicaja Banco S.A., 4.875% to 11/18/26(2)(3)(5)	600	660,120

		$17,000,802

Capital Markets — 0.3%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(2)	$425	$431,783
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(2)(3)	651	702,429
Series I, 4.00% to 6/1/26(2)(3)	467	461,947
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	395,410
6.875% to 8/7/25(2)(3)(5)	348	378,839

		$2,370,408

Diversified Financial Services — 0.1%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(2)(3)(4)	$664	$678,940
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(2)(3)	143	139,711

		$818,651

Electric Utilities — 0.4%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(2)(3)	$583	$588,830
Edison International, Series B, 5.00% to 12/15/26(2)(3)	200	199,536
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(2)	450	509,062
Sempra Energy, 4.125% to 1/1/27, 4/1/52(2)	581	567,151
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)(3)	249	248,225
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(2)	366	365,075

		$2,477,879

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$1,124	$1,211,110

		$1,211,110

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(2)(3)	$645	$659,513

		$659,513

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(2)	$408	$403,561

		$403,561

Insurance — 0.1%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	$469	$497,140

		$497,140

Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(2)(3)	$900	$920,911

		$920,911

Security	Principal Amount (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 0.3%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(2)(3)	$925	$888,490
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(2)(3)	658	503,104
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	550	2,752
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	1,050	887,250

		$2,281,596

Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(2)(3)	$359	$340,601

		$340,601

Total Debt Obligations (identified cost $28,931,813)		$28,982,172

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
Global X U.S. Preferred ETF	130,000	$3,207,100
iShares Preferred & Income Securities ETF	86,286	3,248,668

Total Exchange-Traded Funds (identified cost $6,710,738)		$6,455,768

Preferred Stocks — 1.2%

Security	Shares	Value
Banks — 0.3%
First Republic Bank, Series M, 4.00%	15,600	$343,980
JPMorgan Chase & Co., Series LL, 4.625%	8,000	196,000
Signature Bank, Series A, 5.00%	15,000	371,250
Wells Fargo & Co.:
Series DD, 4.25%	8,065	186,382
Series L, 7.50% (Convertible)	515	733,417
Series Z, 4.75%	7,300	181,332

		$2,012,361

Capital Markets — 0.1%
Stifel Financial Corp., Series D, 4.50%	15,600	$364,572

		$364,572

Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$549,120
SCE Trust III, Series H, 5.75% to 3/15/24(2)	15,237	375,592
SCE Trust IV, Series J, 5.375% to 9/15/25(2)	5,882	144,403
SCE Trust V, Series K, 5.45% to 3/15/26(2)	5,504	137,875

		$1,206,990

Equity Real Estate Investment Trusts (REITs) — 0.0%(6)
SITE Centers Corp., Series A, 6.375%	11,958	$304,690

		$304,690

Security	Shares	Value
Insurance — 0.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(2)	18,409	$506,247
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(2)	14,400	390,672
RenaissanceRe Holdings, Ltd., Series G, 4.20%	20,000	464,600

		$1,361,519

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(2)	53,257	$1,170,589

		$1,170,589

Pipelines — 0.1%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(2)	15,000	$367,650
Series E, 7.60% to 5/15/24(2)	14,960	372,504

		$740,154

Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	2,121	$48,253
Series A-1, 6.50%	14,575	357,087
Series A2, 6.375%	19,390	467,881

		$873,221

Total Preferred Stocks (identified cost $8,257,098)		$8,034,096

Total Investments — 100.0% (identified cost $333,115,936)		$671,248,302

Other Assets, Less Liabilities — (0.0)%(6)		$(123,794)

Net Assets — 100.0%		$671,124,508

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(2)	Security converts to variable rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $7,372,038 or 1.1% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $1,602,168 or 0.2% of the Fund’s net assets.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

The Fund did not have any open derivative instruments at January 31, 2022.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$627,776,266	$—	$—	$627,776,266
Debt Obligations	—	28,982,172	—	28,982,172
Exchange-Traded Funds	6,455,768	—	—	6,455,768
Preferred Stocks	8,034,096	—	—	8,034,096
Total Investments	$642,266,130	$28,982,172	$—	$671,248,302

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at January 31, 2022 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.